Debt (Aggregate Scheduled Maturities Of Debt And Capital Lease Obligations) (Details) $ in Millions	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 19.4
2019	25.1
2020	20.9
2021	23.0
2022	1,258.4
Thereafter	2,481.7
Total debt	3,828.5
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
2018	6.3
2019	7.4
2020	7.8
2021	9.9
2022	7.6
Thereafter	160.7
Total debt	199.7
Debt [Member]
Debt Instrument [Line Items]
2018	13.1
2019	17.7
2020	13.1
2021	13.1
2022	1,250.8
Thereafter	2,321.0
Total debt	$ 3,628.8